Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Social investment expenditure	R 143	R 155	R 73
Loss on scrapping of property, plant and equipment	62	21	1
Foreign exchange translation loss	892	86	682
Silicosis settlement provision/(reversal of provision)	36	(62)	(68)
Reversal of provision for ARM BBEE Trust loan	0	0	(43)
Increase (decrease) in allowance account for credit losses of financial assets	63	7	12
Other (income)/expenses - net	5	(21)	10
Total other operating expenses	R 1,201	R 186	R 667